Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 28, 2017	Jul. 02, 2016
Document and Entity Information
Entity Registrant Name	Avery Dennison Corp
Entity Central Index Key	0000008818
Document Type	10-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 6,414,034,778
Entity Common Stock, Shares Outstanding		88,123,603
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY